Fair Value Measurements - Schedule of Assets and Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RFI Shares [Member]
Financial Assets
Assets, Fair Value Disclosure	$ 3,144	$ 1,857
RFI Shares [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Assets
Assets, Fair Value Disclosure	3,144	1,857
Warrants and phantom warrants [Member]
Financial Assets
Assets, Fair Value Disclosure	206	21,566
Warrants and phantom warrants [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets
Assets, Fair Value Disclosure	206	21,566
NPA [Member]
Financial Assets
Assets, Fair Value Disclosure	17,777	21,976
NPA [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets
Assets, Fair Value Disclosure	$ 17,777	21,976
CLAs [Member]
Financial Assets
Assets, Fair Value Disclosure		55,940
CLAs [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets
Assets, Fair Value Disclosure		55,940
Earn-out liability [Member]
Financial Assets
Assets, Fair Value Disclosure		2,997
Earn-out liability [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets
Assets, Fair Value Disclosure		2,997
Facility Loans [Member]
Financial Assets
Assets, Fair Value Disclosure		23,151
Facility Loans [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets
Assets, Fair Value Disclosure		23,151
Other [Member]
Financial Assets
Assets, Fair Value Disclosure		186
Other [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets
Assets, Fair Value Disclosure		$ 186